OTHER FINANCIAL DATA - TRANSACTIONS WITH AFFILIATES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Transactions With Affiliates Disclosure [Line Items]
Due to affiliate, current	$ 2
San Diego Gas and Electric Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due to affiliate, current	21		39
Revenue from related parties	13		12		9
Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	4		21
Due to affiliate, current	13		16
Revenue from related parties	69		70		46
Due to/from Sempra Energy | San Diego Gas and Electric Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due to affiliate, current	17		25
Income taxes due from (to) Sempra Energy	16	[1]	70	[1]
Due to/from Sempra Energy | Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Income taxes due from (to) Sempra Energy	9	[1]	18	[1]
Subsidiary Of Common Parent S D G E [Member] | Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due to affiliate, current	4		0
Subsdiary Of Common Parent So Cal Gas [Member] | San Diego Gas and Electric Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	4		0
Subsidiary Of Common Parent Other Affiliates [Member] | San Diego Gas and Electric Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	1		1
Due to affiliate, current	0		14
Subsidiary Of Common Parent Other Affiliates [Member] | Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	0		21
Equity Method Investee [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	38		4
Joint venture with PEMEX 3 year [Member]
Transactions With Affiliates Disclosure [Line Items]
Interest rate on due from affiliate	4.66%
Loan to unconsolidated affiliate, principal	44
ESJ joint venture [Member]
Transactions With Affiliates Disclosure [Line Items]
Interest rate on due from affiliate	6.53%
Loan to unconsolidated affiliate, principal	21
Loan to unconsolidated affiliate, accrued interest	1
Repayment of loan from affiliates	18
Eletrans [Member]
Transactions With Affiliates Disclosure [Line Items]
Interest rate on due from affiliate	4.00%
Loan to unconsolidated affiliate, principal	40		14
Loan to unconsolidated affiliate, accrued interest	1
Eletrans [Member] | Utility Subsidiaries [Member]
Transactions With Affiliates Disclosure [Line Items]
Interest rate on due from affiliate	4.66%
Joint Venture with PEMEX 4 year [Member]
Transactions With Affiliates Disclosure [Line Items]
Loan to unconsolidated affiliate, principal	79
Loan to unconsolidated affiliate, accrued interest	2
Sempra Natural Gas Segment [Member]
Transactions With Affiliates Disclosure [Line Items]
Cost of sales related to capactity agreement	$ 78		$ 78		$ 78

[1]
SDG&E and SoCalGas are included in the consolidated income tax return of Sempra Energy and are allocated income tax expense from Sempra Energy in an amount equal to that which would result from the companies having always filed a separate return.